Expense Example - DFA Global Core Plus Real Return Portfolio - Institutional Class	Apr. 13, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 31
Expense Example, with Redemption, 3 Years	$ 99